Ameritas Life Insurance Corp.

("Ameritas Life")

Ameritas Variable Separate Account V, Ameritas Variable Separate Account VL,

Ameritas Variable Separate Account VA,

Ameritas Variable Separate Account VA-2, Carillon Life Account

("Separate Accounts")

Supplement to:

Corporate Benefit VUL, Overture Applause!, Overture Applause! II, Overture Bravo!,

Overture Encore!, Overture Life SPVUL, UniVar, Overture Viva!,

Executive Select, Regent 2000, Overture Annuity, Overture Annuity III-Plus,

and Allocator 2000 Annuity

Prospectuses Dated May 1, 2007

Overture Ovation!, and Protector hVUL

Prospectuses Dated May 1, 2008

Overture Annuity II, Overture Annuity III, Overture Accent!, and Overture Acclaim!

Prospectuses Dated September 1, 2009

Designer Annuity and Excel Performance (NY)

Prospectuses Dated May 1, 2010

Allocator 2000

Prospectus Dated September 1, 2010

Medley!

Prospectus Dated May 1, 2013

Excel Performance VUL and Overture Medley®

Prospectuses Dated May 1, 2015

Supplement Dated December 7, 2015

Effective December 1, 2015, the Fidelity® VIP Money Market Portfolio, Initial Class has transitioned to a government money market fund and has changed its name to "Fidelity® VIP Government Money Market Portfolio, Initial Class."

All other provisions of your Policy remain as stated in your Policy and prospectus, as supplemented.

Please retain this Supplement with the current prospectus for your variable Policy with

Ameritas Life Insurance Corp.

If you do not have a current prospectus, please contact Ameritas Life at 800-745-1112.

IN 1934 12-15